Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value On Recurring Basis (Detail) - Fair Value on Recurring Basis - Significant Other Observable Inputs (Level 2) - Interest Rate Derivatives - USD ($)
	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	$ 2,847,001	$ 1,563,065
Accounts payable and accrued liabilities	$ 312,339	$ 496,702